Cassidy & Associates

Attorneys at Law

215 Apolena Avenue

Newport Beach, California 92662

Email: CassidyLaw@aol.com

Telephone: 202/387-5400	Fax: 949/673-4525

  July 24, 2014

Susan Block

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blow & Drive Interlock Corporation
Amendment to Registration Statement on Form S-1
File No. 333-196472

Dear Ms. Block:

Attached for filing with the Securities and Exchange Commission is Amendment No. 1 to the Blow & Drive Interlock Corporation registration statement on Form S-1.

The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated June 27, 2104 (the “Comment Letter”). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

The following responses address the comments of the reviewing staff of the Commission as set forth in its comment letter.

General

1.	The Company does not differ with the Staff’s analysis that the offering may be considered an indirect primary offering and as such the shares are being offered at a fixed price and disclosure has been included indicating that the selling shareholders may be deemed to be statutory underwriters.

2.	The requested disclosure regarding shell company status has been added and appears on page 4 of the prospectus.

3.	Disclosure regarding the JOBS Act and the Company’s election not to opt out of the transition period has been added and appears on page 7 of the prospectus.

4.	There has been no written communication by the Company, Laurence Wainer or any agent or other person on his behalf with any potential investors with the exception of the subscription document which is filed as an exhibit. In addition, there have been no research reports about the Company or Laurence Wainer published or distributed by any broker or dealer that is or will participate in this offering.

5.	Pursuant to Rule 174, the Company does not believe that such legend is required as the Company is “subject, immediately prior to the time of filing the registration statement, to the reporting requirements of section 13 or 15(d) of the Securities Exchange Act of 1934.

Registration Statement Cover Page

6.	The requested disclosure has been added.

7.	The noted disclosure has been corrected.

Outside Front Cover of Prospectus

8.	The noted disclosure has been corrected.

Prospectus Summary

9.	The Prospectus Summary has been revised in light of the Staff’s comments beginning on page 4 of the prospectus.

10.	The Company owns the domain www.blowanddrive.com but has taken down the site as it was set up for construction and programming and future use once the Company has instituted operations and its business plan.

11.	The Company has eliminated the use of the term “state-of-the-art” which it had used the term, as it is commonly so used, to refer to updated modern electronics.

12.	The noted disclosure has been revised to clarify the development of the interlock device. The statement on page 17 that the Company had not undertaken any “material research and development activities” was made in the context of research and development (“R&D”) as scientific, mechanical, engineering or other physical and creative development. The Company’s disclosure on page 18 refers simply to marketing research and development of marketing information. The disclosure has been clarified.

13.	The requested disclosure has been added and appears on page 6 of the prospectus.

Risks and Uncertainties facing the Company

14.	The noted disclosure has been added and appears on page 5 of the prospectus.

15.	The noted disclosure has been added and appears on page 5 of the prospectus.

Risk Factors

16.	The requested risk factor has been added and appears on page 9 of the prospectus.

17.	The requested risk factor has been added and appears on page 9 of the prospectus.

The Company has no operations and revenues to date

18.	The requested disclosure has been added and appears on page 8 of the prospectus.

The Company is a development-stage company with no operating history

19.	The noted disclosure has been revised and appears on page 9 of the prospectus.

20.	The noted disclosure has been revised and appears on page 9 of the prospectus.

The Company is a development stage company and has a correspondingly small financial

21.	The noted disclosure has been revised and appears on page 9 of the prospectus.

The Company is subject to regulatory oversight

22.	The requested disclosure has been added and appears on page 10 of the prospectus.

Reliance on third party agreements and relationships is necessary

23.	The noted disclosure has been clarified and appears on page 11 of the prospectus.

There has been no prior public market for the Company’s securities

24.	The disclosure has been revised to be made more precise and appears on page 12 of the prospectus.

Plan of Distribution

25.	No officer (of which there is only one) intends to sell shares on behalf of any of the selling shareholders. The registration statement was originally written as a registration of securities for direct sale by officer of the Company. The noted paragraph was inadvertently not removed when the document was changed to that of a selling shareholder registration statement.

26.	The Company notes that it will file an amendment to the registration statement.

Resales of Securities Under State Securities Laws

27.	The noted paragraph has been removed.

Description of Securities

28.	The noted disclosure has been clarified and appears on page 14 of the prospectus.

29.	The noted disclosure has been revised and appears on page 15 of the prospectus.

The Business

30.	The prospectus and this section in particular has revised and made more concise as possible.

31.	The noted disclosure has been added and appears on page 16 of the prospectus.

32.	The noted disclosure has been revised and appears on page 16 and 17 of the prospectus.

33.	The noted disclosure has been revised and appears on pages 18 and 19 of the prospectus.

The Ignition Interlock Device

34.	The standardized graphic has been removed.

Manufacture and Distribution

35.	The noted disclosure has been clarified and appears on page 17 of the prospectus.

36.	The noted disclosure has been added and appears on page 17 of the prospectus.

The Market

37.	The noted disclosure has been added and appears on page 18 of the prospectus.

38.	The requested disclosure has been added and appears on page 18 of the prospectus.

39.	The noted disclosure has been clarified and appears on page 18 of the prospectus.

40.	The projection language has been removed.

Governmental Regulations

41.	The noted disclosure has been revised and appears on page 18 of the prospectus.

42.	The discussion has been expanded and appears on page 18 of the prospectus.

Strategic Partners and Suppliers

43.	The noted disclosure has been clarified and appears on page 19 of the prospectus.

Marketing Strategy

44.	The noted language has been revised and appears on page 19 of the prospectus.

Plan of Operation

45.	This section has been revised in light of the Staff’s comments.

46.	This section has been revised in light of the Staff’s comments.

Potential Revenue

47.	The noted section has been revised and clarified and appears on page 20 of the prospectus.

48.	The noted disclosure has been reconciled.

Change of Control

49.	The noted disclosure has been added and appears on page 20 of the prospectus.

Relationship with Tiber Creek Corporation

50.	The disclosure has been expanded and the noted agreement has been included as an exhibit.

Research and Development

51.	As earlier clarified, the statement on page 17 that the Company had not undertaken any “material research and development activities” was made in the context of research and development (“R&D”) as scientific, mechanical, engineering or other physical and creative development. The Company’s disclosure on page 18 refers simply to marketing research and development of marketing information. The disclosure has been clarified.

Management’s Discussion and Analysis

52.	The noted overview section has been added and appears on page 22 of the prospectus.

53.	The note with Laurence Wainer is filed as an exhibit.

54.	The requested disclosure has been expanded and appears beginning on page 22 of the prospectus.

Management

55.	The noted disclosure has been added and appears on page 25 of the prospectus.

Executive Compensation

56.	The noted table has been revised and the requested disclosure added and appears on page 26 of the prospectus.

Security Ownership of Certain Beneficial Owners and Management

57.	The noted disclosure has been added and appears on page 26 of the prospectus.

58.	The noted disclosure has been added and appears on page 26 of the prospectus.

Certain Relationships and Related Transactions

59.	The noted disclosure has been added and appears on page 27 of the prospectus.

Selling Shareholders

60.	The noted disclosure has been added and appears on page 28 of the prospectus.

61.	The noted disclosure has been added and conformed and appears on page 28 of the prospectus.

Interest of Counsel

62.	The noted disclosure has been clarified and appears on page 29 of the prospectus.

Financial Statements

63.	As per Rule 8-08 of Regulations S-X timely Financial Statements will be available and filed by their due date of August 15, 2014 for the period ending June 30, 2014 that is within 135 days for the period ending June 30, 2014. The interim Financial results for the quarter ending March 31, 2014 are the most current financial results that are currently due and we anticipate filing our June 30, 2014 on or about August 15, 2014. We will monitor the process of the Form S-1 registration statement and file updated financial information in an amended Form S-1 if the financial information becomes stale. .

Balance Sheet as of March 31, 2014

64.	The Company has augmented the disclosure in the March 31, 2014, financial statements to include the following footnote related to the Other Assets:

“Note X: Other Assets, Deposit

The Company entered into a five year lease agreement to lease office space, effective February 1, 2014. The lease requires monthly payments of $4,500. The lease is subject to renewal upon expiration. In accordance with the lease terms, the Company made a security deposit that totaled $18,000.

The Company also entered into an agreement with a Chinese company, Well Electric, with experience in designing and manufacturing of ignition interlock devices, paying $30,000 to design and manufacture prototype ignition interlock devices for the Company. The design specifications provide for these prototypes to be equipped with wireless capabilities, GPS, video and infrared technologies. Well Electric will produce six prototype devices for the Company. The Company expects the delivery of the initial six prototypes in the late summer or early fall of 2014 .”

Part II

Item 13. Other Expenses of Issuance and Distribution

65.	The noted disclosure has been revised and appears in Part II of the registration statement.

Item 15. Recent Sales of Unregistered Securities

66.	The stock subscription agreement is identical for all those investors utilizing such agreement. A copy of the agreement has been filed herewith. The noted disclosure has been expanded and appears in Part II of the registration statement.

67.	The noted disclosure has been clarified and appears in Part II of the registration statement.

Item 17. Undertakings

68.	The noted disclosure has been added and appears in Part II of the registration statement.

Signatures

69.	The noted disclosure has been added and appears in Part II of the registration statement.

70.	The noted disclosure has been clarified and appears in Part II of the registration statement.

Sincerely,

Lee W. Cassidy